Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.35%	2.94%
Expected return on assets	6.38%	6.19%
Rate of compensation increase	3.99%	3.91%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.49%	3.00%
Expected return on assets	6.45%	6.48%
Health care cost trend rate
Before Age 65	6.00%	5.88%
Age 65 and after	6.00%	5.88%
Assumed ultimate medical inflation rate	4.75%	4.75%
Year in which ultimate rate is reached	2033	2031